Disaggregation of Revenues (Narrative) (Details) - CAD ($)	3 Months Ended
	May 31, 2022	May 31, 2021
Disaggregation of Revenue [Abstract]
Revenue earned at point in time	$ 6,995,343	$ 572,680
Revenue earned over a period of time	$ 3,015,009	$ 0